Fair Value of Financial Instruments (Details 1) - Fair Value [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	$ 10
Derivative liabilities		$ 47
Total	10	47
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets
Derivative liabilities
Total
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	10
Derivative liabilities		47
Total	10	47
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets
Derivative liabilities
Total